Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
18.	EARNINGS PER SHARE

Computation of basic and diluted earnings per share are as follows:

	December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Numerator:
Net income attributable to ordinary shareholders	811,187,833	879,966,874	993,720,006	159,503,058
Numerator for basic earnings per share	811,187,833	879,966,874	993,720,006	159,503,058
Numerator for diluted earnings per share	811,187,833	879,966,874	993,720,006	159,503,058

Denominator:	(shares)	(shares)	(shares)	(shares)
Number of shares outstanding, opening	226,819,007	228,019,412	235,234,959	235,234,959
Weighted average number of shares issued	489,847	4,104,619	1,911,200	1,911,200
Weighted average number of shares repurchased	—	(119,152)	(349,341)	(349,341)

Weighted average number of shares outstanding
- basic	227,308,854	232,004,879	236,796,818	236,796,818
Dilutive effect of share options	6,619,546	—	4,024,309	4,024,309

Weighted average number of shares outstanding
- diluted	233,928,400	232,004,879	240,821,127	240,821,127

As of December 31, 2012, the Company issued 1,937,169 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are issued but not outstanding and are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.